Property, Plant and Equipment - Summary of Property, plant and equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	£ 281	£ 343
Charge for the year	(66)	(90)	£ (95)
Disposals	(41)	(12)	(9)
Ending Balance	237	281	343
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	886	978
Exchange differences	26	(51)
Additions	66	90
Disposals	(172)	(47)
Disposal through business disposal		(16)
Transfer to intangible assets	(11)	(11)
Transfer to assets classified as held for sale		(57)
Transfer to intangible assets - pre-publication	(2)
Ending Balance	793	886	978
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(605)	(635)
Exchange differences	(16)	35
Charge for the year	(66)	(90)
Disposals	131	35
Disposal through business disposal		9
Transfer to assets classified as held for sale		41
Ending Balance	(556)	(605)	(635)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	133	169
Ending Balance	122	133	169
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	330	398
Exchange differences	11	(20)
Additions	32	26
Disposals	(75)	(13)
Disposal through business disposal		(11)
Reclassifications	19	5
Transfer to assets classified as held for sale		(55)
Ending Balance	317	330	398
Land and buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(197)	(229)
Exchange differences	(5)	12
Charge for the year	(20)	(35)
Disposals	34	9
Disposal through business disposal		6
Reclassifications	(7)
Transfer to assets classified as held for sale		40
Ending Balance	(195)	(197)	(229)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	119	154
Ending Balance	97	119	154
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	527	560
Exchange differences	14	(29)
Additions	22	40
Disposals	(97)	(34)
Disposal through business disposal		(5)
Reclassifications	(8)	8
Transfer to intangible assets		(11)
Transfer to assets classified as held for sale		(2)
Ending Balance	458	527	560
Plant and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(408)	(406)
Exchange differences	(11)	23
Charge for the year	(46)	(55)
Disposals	97	26
Disposal through business disposal		3
Reclassifications	7
Transfer to assets classified as held for sale		1
Ending Balance	(361)	(408)	(406)
Assets in course of construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29	20
Ending Balance	18	29	20
Assets in course of construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29	20
Exchange differences	1	(2)
Additions	12	24
Reclassifications	(11)	(13)
Transfer to intangible assets	(11)
Transfer to intangible assets - pre-publication	(2)
Ending Balance	£ 18	£ 29	£ 20